Vanguard Total Corporate Bond ETF
ETF Summary
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted corporate bond index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Vanguard Total Corporate Bond ETF ETF Shares USD ($) [1]
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
[1]	None through Vanguard (Broker fees vary)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vanguard Total Corporate Bond ETF ETF Shares
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.07%	[1]
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Vanguard Total Corporate Bond ETF | ETF Shares | USD ($)	7	23

This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.
Principal Investment Strategies
The Fund is a fund of funds and employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Corporate Bond Index, which measures the investment-grade, fixed-rate, taxable corporate bond market. The Index includes U.S. dollar-denominated securities that are publicly issued by industrial, utility, and financial issuers.

The Fund intends to obtain its exposure to the bonds held in the Index by investing all, or substantially all, of its assets in a mix of Vanguard bond index ETFs (underlying funds), rather than in individual securities held in the Index.

The underlying funds are Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF. The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade corporate bonds.

Each of the underlying funds seeks to track the performance of an index that represents a subset of the Bloomberg Barclays U.S. Corporate Bond Index. Together, these three indexes comprise the Fund’s target index.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund, directly or indirectly, is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate for the Fund.

• Income risk, which is the chance that a fund’s income will decline because of falling interest rates.

• Liquidity risk, which is the chance that a fund may not be able to sell a security in a timely manner at a desired price.

• Index sampling risk, which is the chance that the securities selected for a fund, in the aggregate, will not provide investment performance matching that of a fund‘s target index. Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund’s ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares. The market price of the Fund’s ETF Shares may be affected by the market prices of the underlying funds’ ETF Shares.

• Although the Fund’s and underlying funds’ ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained, which could increase the Fund’s risks as disclosed in this prospectus.

• Trading of the Fund’s and underlying funds’ ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s and underlying funds’ ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. If trading of an underlying fund’s shares is halted, the Fund may not be able to purchase or dispose of underlying fund shares in a timely manner, which could increase the Fund’s risks as disclosed in this prospectus.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund began operations on November 7, 2017, so performance information is not yet available.